Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Notes Payable - Related Parties

8. Notes Payable – Related Parties

Lordship

On December 7, 2015, Lordship Ventures Histogen Holdings LLC (“Lordship”) made a $25 thousand advance to the Company that was later formalized into a note on February 15, 2016. Additional advances made by Lordship in early 2016 in the amounts of $25 thousand and $50 thousand were formalized into notes dated March 20, 2016 and April 21, 2016, respectively. The Lordship notes carried an interest rate of 10% per annum and both the principal and accrued interest were due the earlier of (i) the completion by Histogen of a transaction in which it raises a minimum of $3 million of equity capital or (ii) December 31, 2017. In connection with the notes, the Company also issued warrants on February 15, 2016, March 20, 2016 and April 21, 2016 to Lordship for the right to purchase 50,000, 50,000 and 100,000 shares of Series D convertible preferred stock, respectively, as additional consideration. The strike price of all three Lordship warrants were at $1.50 per share and expired unexercised on December 31, 2018.

Since the Lordship warrants were issued in conjunction with the Lordship notes, the value of the warrants creates a discount against the face value amounts of the notes. The fair value of the warrants was determined to be approximately $4 thousand for the February 15 warrants, approximately $5 thousand for the March 20 warrants and approximately $10 thousand for the April 21 warrants, respectively, using the Black-Scholes option pricing model. The discounts on the carrying value of the notes have been amortized over the life of each of the notes using the effective interest method.

On August 10, 2016, in conjunction with the Huapont investment transaction, the Lordship notes were modified through the Conversion, Termination and Release Agreement (“CTRA”) as of that date. The CTRA called for the extension of the due date of the two remaining outstanding Lordship notes to July 25, 2018. With these modifications it was determined that the present value of the cash flows of the original Lordship notes had changed by more than 10% and in accordance with ASC 470, Debt, was treated as an early extinguishment of the notes as of August 10, 2016.

During the year ended December 31, 2018, the final payment was made to extinguish the notes and accrued interest thereby relieving Histogen of its obligation.

Employees

On January 14, 2016, Dr. Naughton advanced approximately $7 thousand to AB as an operations bridge loan. The loan calls for interest to be accrued at 10% per annum but has not been formalized. During the year ended December 31, 2019, the final payment was made to extinguish the note payable to Dr. Naughton thereby relieving Histogen of its obligation.

The Company had amounts outstanding with various employees for deferred compensation. On October 31, 2016 certain employees, including Dr. Naughton, entered into compensation deferral agreements whereby employee promissory notes were issued by the Company for the outstanding amounts as of that date. These notes called for simple interest to accrue as of October 31, 2016 at 5% per annum with a due date of December 31, 2018. During the year ended December 31, 2018, the final payment was made to extinguish the promissory notes and accrued interest thereby relieving the Company of its obligation.

Series B Convertible Notes

The Company entered into Series B Senior Secured Convertible Notes payable on demand between May 19 and December 13, 2012 (the “period”). Over the course of this period, in tranches ranging from $11 thousand to $400 thousand, Lordship advanced approximately $2.6 million with a 10% interest rate per annum, convertible into Series B convertible preferred stock at $1.00 per share at the option of the holder. In a later agreement dated November 19, 2012, each of the smaller notes were swept up into a larger omnibus note totaling approximately $2.6 million. These notes were secured by the patent and intellectual property portfolios of the Company. On August 10, 2016, in connection with the Huapont investment transaction through the CTRA, the “on demand” terms were changed to a due date of February 1, 2018.

On February 1, 2018, pursuant to the First Amendment to the CTRA, the Company and Lordship agreed to have their Series B Senior Secured Convertible Notes outstanding converted into Series B convertible preferred stock at $1.00 per share. Under this amendment, the definition of the trigger amount was changed, for which a $375 thousand payment was made to Lordship. The payment was classified as an inducement expense as a component of other income (expense) in the consolidated statements of operations. Pursuant to the change of the definition, the Series B Senior Secured Convertible Notes were converted to Series B convertible preferred stock, all accumulated accrued interest as of February 1, 2018 of approximately $1.4 million was forgiven, and the lien on the Company’s patent and intellectual property portfolios securing the notes was removed. The principal and the interest forgiven were recognized as a capital contribution upon conversion.